              Limited Term New York Municipal Fund

                Supplement dated July 26, 2006
            to the Prospectus dated April 30, 2006

This supplement amends the Prospectus dated April 30, 2006.

This Prospectus is revised as follows:

1.    The sub-section "By Telephone," in the section titled "How to Get More Information,"
   on the back cover page, is deleted in its entirety and replaced with the following:

      By Telephone:     Call OppenheimerFunds Services toll-free:
                  1.800.CALL.OPP (225.5677)

July 26, 2006                                                           PS0355.012